Debt - Narrative (Details) - USD ($) $ in Millions		6 Months Ended
	Apr. 10, 2019	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total debt principal		$ 6,765	$ 7,086
Repurchase senior secured notes		333
Secured debt | New secured notes
Debt Instrument [Line Items]
Total debt principal	$ 311	$ 458	$ 769
Repurchase senior secured notes	342
Payment of debt premium and accrued payment-in-kind of cash interest	$ 31
Purchase premium	7.00%